Deferred Government Grants	12 Months Ended
Dec. 31, 2011
Deferred Government Grants
15.	Deferred Government Grants

During the year ended December 31, 2010 and 2011, the Company received RMB5,400,000 and RMB1,000,000 (US$158,884), respectively, in government grants from the relevant PRC government authorities. The government grants received during the year ended December 31, 2010 is required to be used in construction of property and equipment. These grants are initially deferred and subsequently recognized in the statement of operations when the Company has complied with the conditions or performance obligations attached to the related government grants, if any, and the grants are no longer refundable. Grants that subsidize the construction cost of property and equipment are amortized over the life of the related assets as a reduction of the associated depreciation expense.

Movements of deferred government grants are as follows:

	For the year ended December 31,
	2010	2011
	RMB’000	RMB’000	US$’000

Balance at beginning of the year	—	5,400	858
Additions	5,400	1,000	159
Recognized in income as a reduction of depreciation expense	—	(581)	(92)

Balance at end of the year	5,400	5,819	925